3. Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable

The following table sets forth the components of the Company’s accounts receivable at September 30, 2020, and December 31, 2019:

	September 30, 2020	December 31, 2019

Billed accounts receivable	$417,841	$353,778
Unbilled accounts receivable	72,539	233,869
Allowance for doubtful accounts	(43,903)	(41,985)
Total accounts receivable, net	$446,477	$545,662

The following table sets forth the components of the Company’s accounts receivable at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Billed accounts receivable	$353,778	$419,802
Unbilled accounts receivable	233,869	703,691
Allowance for doubtful accounts	(41,985)	–
Total accounts receivable, net	$545,662	$1,123,493